Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits
Deposits
Deposits at December 31, 2016 and 2015 are summarized as follows:

	In Thousands
	2016	2015
Demand deposits	$226,971	197,062
Savings accounts	123,749	107,829
Negotiable order of withdrawal accounts	454,487	445,967
Money market demand accounts	628,321	523,895
Certificates of deposit $250,000 or greater	64,938	64,236
Other certificates of deposit	360,871	364,274
Individual retirement accounts $250,000 or greater	8,417	9,074
Other individual retirement accounts	74,381	77,513
	$1,942,135	1,789,850

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2016 are as follows:

(In Thousands)
Maturity	Total
2017	$246,092
2018	131,358
2019	76,942
2020	34,783
2021	19,432
Thereafter	—
$508,607

The aggregate amount of overdrafts reclassified as loans receivable was $481,000 and $303,000 at December 31, 2016 and 2015, respectively.
As of December 31, 2016 and 2015, Wilson Bank was not required to maintain a cash balance with the Federal Reserve.